JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.3%

Australia - 7.9%
AGL Energy Ltd.	65	857
Alumina Ltd.	319	459
Australia & New Zealand Banking Group Ltd.	168	2,853
Beach Energy Ltd.	324	565
BHP Group Ltd.	267	6,854
BlueScope Steel Ltd.	76	712
Caltex Australia Ltd.	22	512
Challenger Ltd.	116	684
CSR Ltd.	137	440
Downer EDI Ltd.	79	386
Fortescue Metals Group Ltd.	172	1,275
Harvey Norman Holdings Ltd.	185	520
IOOF Holdings Ltd.	111	576
JB Hi-Fi Ltd.	27	699
Metcash Ltd.	346	599
National Australia Bank Ltd.	173	2,956
Origin Energy Ltd.	165	895
Qantas Airways Ltd.	163	691
QBE Insurance Group Ltd.	58	528
Rio Tinto plc	92	4,938
Santos Ltd.	100	575
Super Retail Group Ltd.	66	413
Whitehaven Coal Ltd.	202	335

		29,322

Austria - 1.1%
AT&S Austria Technologie & Systemtechnik AG	17	376
BAWAG Group AG(a)	17	725
Erste Group Bank AG*	29	1,059
OMV AG	20	972
Raiffeisen Bank International AG	25	572
Telekom Austria AG	62	496

		4,200

Belgium - 1.2%
Ageas	21	1,178
Bekaert SA	16	400
bpost SA	44	437
KBC Group NV	22	1,649
Orange Belgium SA	23	465
Telenet Group Holding NV	9	436

		4,565

China - 0.4%
BOC Hong Kong Holdings Ltd.	331	1,094
CITIC Telecom International Holdings Ltd.	1,206	416

		1,510

Denmark - 1.1%
Jyske Bank A/S (Registered)*	13	491
Matas A/S	50	471
Pandora A/S	13	680
Scandinavian Tobacco Group A/S, Class A(a)	60	787
Solar A/S, Class B	6	298
Spar Nord Bank A/S	46	443
Sydbank A/S	24	522
TCM Group A/S(a)	15	310

		4,002

Finland - 1.4%
Cramo OYJ	29	440
Nordea Bank Abp	222	1,749
Sanoma OYJ	34	413
TietoEVRY OYJ	13	420
UPM-Kymmene OYJ	39	1,244
Valmet OYJ	19	412
YIT OYJ	74	526

		5,204

France - 7.6%
Air France-KLM*	50	466
ALD SA(a)	29	419
Arkema SA	5	470
Atos SE	10	856
AXA SA	123	3,268
BNP Paribas SA	69	3,673
CGG SA*	128	359
Cie Generale des Etablissements Michelin SCA	12	1,397
Credit Agricole SA	96	1,293
Derichebourg SA(b)	117	426
Eutelsat Communications SA	32	477
Faurecia SE	12	587
Gecina SA, REIT	5	920
Groupe Crit	9	659
IPSOS	19	614
Kaufman & Broad SA	18	781
Metropole Television SA	25	421
Peugeot SA	38	783
Publicis Groupe SA	20	902
Quadient	22	536
Rexel SA	34	403
Rothschild & Co.	17	446
Sopra Steria Group	5	761
SPIE SA	27	514
Television Francaise 1	47	354
TOTAL SA	134	6,510

		28,295

Georgia - 0.2%
Bank of Georgia Group plc	27	541

Germany - 7.9%
Aareal Bank AG	15	477
Allianz SE (Registered)	17	4,020
Bayer AG (Registered)	56	4,493
Bayerische Motoren Werke AG	22	1,559
Covestro AG(a)	17	737
Deutsche Lufthansa AG (Registered)	38	579
Deutsche Pfandbriefbank AG(a)	29	472
Deutsche Post AG (Registered)	12	418
Deutsche Telekom AG (Registered)	210	3,407
DWS Group GmbH & Co. KGaA(a)	12	486
Evonik Industries AG	24	670
Freenet AG	22	488

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Fresenius SE & Co. KGaA	29	1,493
HeidelbergCement AG	13	857
HOCHTIEF AG	4	408
Hornbach Holding AG & Co. KGaA	7	449
JOST Werke AG(a)	18	687
Jungheinrich AG (Preference)	17	376
KION Group AG	8	475
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6	1,821
Porsche Automobil Holding SE (Preference)	13	893
Schaeffler AG (Preference)	39	384
Software AG	18	617
Volkswagen AG (Preference)	13	2,344
Wuestenrot & Wuerttembergische AG	35	736

		29,346

Hong Kong - 1.8%
CK Asset Holdings Ltd.	199	1,268
Guotai Junan International Holdings Ltd.(b)	2,153	364
Haitong International Securities Group Ltd.	1,246	358
Hang Lung Properties Ltd.	309	645
Shun Tak Holdings Ltd.	800	343
Sun Hung Kai Properties Ltd.	115	1,602
Swire Properties Ltd.	135	420
VTech Holdings Ltd.	45	405
Wheelock & Co. Ltd.	144	877
Xinyi Glass Holdings Ltd.	298	374

		6,656

India - 0.1%
Rhi Magnesita NV	9	390

Ireland - 0.4%
AerCap Holdings NV*	13	760
Smurfit Kappa Group plc	17	589

		1,349

Israel - 0.4%
Bank Leumi Le-Israel BM	133	957
Israel Discount Bank Ltd., Class A	135	612

		1,569

Italy - 3.0%
ASTM SpA	22	642
Banca Farmafactoring SpA(a)	80	492
Eni SpA	155	2,176
Intesa Sanpaolo SpA	981	2,435
Mediaset SpA*(b)	145	383
Mediobanca Banca di Credito Finanziario SpA	93	925
Poste Italiane SpA(a)	52	599
Rizzoli Corriere Della Sera Mediagroup SpA	570	579
UniCredit SpA	131	1,752
Unieuro SpA(a)	53	736
Unipol Gruppo SpA	97	493

		11,212

Japan - 22.8%
77 Bank Ltd. (The)	27	402
Acom Co. Ltd.	88	414
AEON Financial Service Co. Ltd.	34	525
Aeon Mall Co. Ltd.	32	527
Aiful Corp.*(b)	198	536
Alfresa Holdings Corp.	20	406
Aozora Bank Ltd.	24	636
Bridgestone Corp.	40	1,399
Brother Industries Ltd.	46	894
Chiba Bank Ltd. (The)	103	560
Concordia Financial Group Ltd.	168	633
Dai-ichi Life Holdings, Inc.	97	1,440
DIC Corp.	15	396
DMG Mori Co. Ltd.	45	617
Dowa Holdings Co. Ltd.	14	500
Electric Power Development Co. Ltd.	25	561
Exedy Corp.	19	383
FUJIFILM Holdings Corp.	9	457
Fuyo General Lease Co. Ltd.	8	480
GS Yuasa Corp.	14	284
Hachijuni Bank Ltd. (The)	97	370
Hitachi Ltd.	37	1,413
Hokuhoku Financial Group, Inc.	45	435
Honda Motor Co. Ltd.	97	2,476
ITOCHU Corp.	67	1,558
Iwatani Corp.	13	430
Jafco Co. Ltd.	12	507
Japan Airlines Co. Ltd.	20	568
Japan Petroleum Exploration Co. Ltd.	16	398
Japan Post Insurance Co. Ltd.	34	579
Kaken Pharmaceutical Co. Ltd.	7	390
Kamigumi Co. Ltd.	24	513
Kanamoto Co. Ltd.	15	374
Kandenko Co. Ltd.	43	407
KDDI Corp.	113	3,427
Kintetsu World Express, Inc.	24	386
K’s Holdings Corp.	43	527
Kureha Corp.	7	393
Kyudenko Corp.	15	421
Kyushu Financial Group, Inc.	106	441
Makino Milling Machine Co. Ltd.	9	344
Marubeni Corp.	176	1,262
Mebuki Financial Group, Inc.	212	469
Mitsubishi Gas Chemical Co., Inc.	35	533
Mitsubishi Heavy Industries Ltd.	30	1,083
Mitsubishi UFJ Financial Group, Inc.	752	3,863
Mitsubishi UFJ Lease & Finance Co. Ltd.	134	840
Mitsui & Co. Ltd.	108	1,914
Mitsui Fudosan Co. Ltd.	16	432
MS&AD Insurance Group Holdings, Inc.	37	1,239
Nexon Co. Ltd.*	39	531
Nichias Corp.	19	448
Nichiha Corp.	16	385

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Nippon Telegraph & Telephone Corp.	94	2,386
Nomura Real Estate Holdings, Inc.	28	697
NTT DOCOMO, Inc.	83	2,355
Open House Co. Ltd.	14	375
ORIX Corp.	105	1,777
Prima Meat Packers Ltd.	18	393
Rengo Co. Ltd.	64	450
Saizeriya Co. Ltd.	17	376
Sankyu, Inc.	8	404
Sawai Pharmaceutical Co. Ltd.	8	539
SBI Holdings, Inc.	34	777
Sekisui House Ltd.	57	1,215
Shimamura Co. Ltd.(b)	3	248
Shinsei Bank Ltd.	55	847
Shizuoka Bank Ltd. (The)	95	669
Showa Denko KK	21	490
Softbank Corp.	30	414
Sompo Holdings, Inc.	13	489
Sony Corp.	29	2,056
SUMCO Corp.	38	581
Sumitomo Bakelite Co. Ltd.	11	403
Sumitomo Forestry Co. Ltd.	31	430
Sumitomo Mitsui Financial Group, Inc.	87	3,045
Sumitomo Mitsui Trust Holdings, Inc.	36	1,313
Sumitomo Rubber Industries Ltd.	43	476
Suzuken Co. Ltd.	11	433
T&D Holdings, Inc.	62	661
Teijin Ltd.	37	653
Toho Holdings Co. Ltd.	19	380
Tokai Rika Co. Ltd.	22	379
Tokuyama Corp.	26	659
Tokyo Steel Manufacturing Co. Ltd.	56	418
Tokyo Tatemono Co. Ltd.	38	620
Tokyu Fudosan Holdings Corp.	115	807
Tosoh Corp.	51	717
Toyoda Gosei Co. Ltd.	20	442
Toyota Motor Corp.	125	8,677
Toyota Tsusho Corp.	33	1,130
TS Tech Co. Ltd.	22	605
Tsubakimoto Chain Co.	12	360
Ube Industries Ltd.	22	448
Yamaguchi Financial Group, Inc.	66	396
Yamaha Motor Co. Ltd.	35	653
Yamato Kogyo Co. Ltd.	18	434
Yokohama Rubber Co. Ltd. (The)	39	665
Zeon Corp.	45	481

		84,629

Luxembourg - 0.4%
ArcelorMittal SA	66	967
RTL Group SA	15	663

		1,630

Malta - 0.1%
Kindred Group plc, SDR	68	347

Netherlands - 5.9%
Arcadis NV	26	588
ASR Nederland NV	19	716
Eurocommercial Properties NV, REIT, CVA	15	365
ING Groep NV	250	2,710
Intertrust NV(a)	24	420
Koninklijke Ahold Delhaize NV	76	1,866
Koninklijke BAM Groep NV(b)	167	459
NIBC Holding NV(a)	84	773
NN Group NV	28	958
Randstad NV	17	989
Royal Dutch Shell plc, Class A	425	11,165
Signify NV(a)	24	810

		21,819

New Zealand - 0.1%
Air New Zealand Ltd.	242	439

Norway - 2.4%
Austevoll Seafood ASA	47	458
DNB ASA	88	1,542
Equinor ASA	72	1,308
Europris ASA(a)	128	464
Komplett Bank ASA*	388	436
Norwegian Finans Holding ASA*	71	727
Olav Thon Eiendomsselskap ASA	26	474
Selvaag Bolig ASA	100	573
SpareBank 1 Nord Norge	91	760
SpareBank 1 SMN	64	712
SpareBank 1 SR-Bank ASA	70	750
Stolt-Nielsen Ltd.	37	472
Storebrand ASA	51	391

		9,067

Russia - 0.2%
Evraz plc	132	611

Singapore - 1.4%
BW LPG Ltd.(a)	36	287
DBS Group Holdings Ltd.	80	1,481
Jardine Cycle & Carriage Ltd.	19	394
Oversea-Chinese Banking Corp. Ltd.	217	1,708
United Overseas Bank Ltd.	37	688
Venture Corp. Ltd.	39	465

		5,023

South Africa - 0.7%
Anglo American plc	80	2,076
Investec plc	72	395

		2,471

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	32	1,067
Banco Bilbao Vizcaya Argentaria SA	439	2,274
CaixaBank SA	330	964
Enagas SA	28	748
Mediaset Espana Comunicacion SA	73	400
Repsol SA	110	1,512
Talgo SA*(a)	64	424
Telefonica SA	331	2,241

		9,630

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sweden - 2.7%
AcadeMedia AB(a)	91	549
Betsson AB*	91	391
Clas Ohlson AB, Class B	34	359
Dometic Group AB(c)	47	426
Intrum AB(b)	18	487
Inwido AB	80	601
LeoVegas AB(a)(b)	136	418
Lindab International AB	61	691
Resurs Holding AB(a)	117	647
Scandic Hotels Group AB(a)	49	520
Skandinaviska Enskilda Banken AB, Class A	164	1,616
SKF AB, Class B	41	752
Svenska Handelsbanken AB, Class A	136	1,332
Tethys Oil AB	88	732
Volvo AB, Class B	31	537

		10,058

Switzerland - 7.0%
Adecco Group AG (Registered)	18	1,079
BKW AG	6	555
Credit Suisse Group AG (Registered)*	117	1,474
Dufry AG (Registered)*	6	559
Glencore plc*	729	2,131
Julius Baer Group Ltd.	10	478
LafargeHolcim Ltd. (Registered)*	23	1,194
Novartis AG (Registered)	59	5,557
Roche Holding AG	2	816
Swiss Life Holding AG (Registered)	3	1,574
Swiss Re AG	22	2,432
Swisscom AG (Registered)	2	1,243
UBS Group AG (Registered)*	254	3,158
Zurich Insurance Group AG	9	3,878

		26,128

United Kingdom - 15.2%
Babcock International Group plc	81	629
Barclays plc	1,063	2,347
Barratt Developments plc	93	985
Bellway plc	14	723
Berkeley Group Holdings plc	7	513
British American Tobacco plc	135	5,942
British Land Co. plc (The), REIT	110	807
BT Group plc	589	1,252
Card Factory plc	234	274
CK Hutchison Holdings Ltd.	192	1,697
Close Brothers Group plc	21	398
Countryside Properties plc(a)	66	428
Crest Nicholson Holdings plc	110	726
Dart Group plc	32	711
Derwent London plc, REIT	8	433
Dialog Semiconductor plc*	8	340
Drax Group plc	116	417
Fiat Chrysler Automobiles NV	82	1,062
Firstgroup plc*	296	484
Forterra plc(a)	91	397
Gamesys Group plc*	44	426
Genel Energy plc	238	576
GlaxoSmithKline plc	270	6,342
Great Portland Estates plc, REIT	44	536
Gulf Keystone Petroleum Ltd.	174	426
GVC Holdings plc	63	726
Imperial Brands plc	78	2,002
Inchcape plc	89	770
International Consolidated Airlines Group SA	87	650
ITV plc	600	1,069
John Laing Group plc(a)	99	464
Just Group plc*	380	391
Land Securities Group plc, REIT	68	846
Legal & General Group plc	502	2,019
Lloyds Banking Group plc	4,083	3,048
M&G plc*	277	875
Micro Focus International plc	49	654
Mitchells & Butlers plc*	74	390
Morgan Sindall Group plc	35	836
National Express Group plc	76	450
OneSavings Bank plc	99	556
Paragon Banking Group plc	78	526
Premier Oil plc*	273	360
Prudential plc	165	2,942
Reach plc	206	362
Redrow plc	70	731
Royal Bank of Scotland Group plc	378	1,084
St Modwen Properties plc	78	505
Taylor Wimpey plc	387	1,100
Virgin Money UK plc*	199	430
Vistry Group plc	25	448
Vodafone Group plc	889	1,747
WPP plc	124	1,537

		56,389

United States - 0.3%
Samsonite International SA(a)	197	367
TI Fluid Systems plc(a)	180	563

		930

TOTAL COMMON STOCKS (Cost $360,156)		357,332

Investments	No. of Rights (000)	Value ($000)
RIGHTS - 0.0%(d)
Hong Kong - 0.0%(d)
GUOTAI JUNAN, expiring 2/24/2020* (Cost $ –)	718	–	(e)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(f)(g)(Cost $11,415)	11,412	11,417

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(f)(g)	1,000	1,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(f)(g)	1,445	1,445

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,445)		2,445

TOTAL SHORT-TERM INVESTMENTS (Cost $13,860)		13,862

Total Investments - 100.1% (Cost $374,016)		371,194

Liabilities in Excess of Other Assets - (0.1)%		(216)

Net Assets - 100.0%		370,978

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.7%
Insurance	8.7
Oil, Gas & Consumable Fuels	8.0
Metals & Mining	5.9
Automobiles	5.0
Pharmaceuticals	4.9
Diversified Telecommunication Services	3.1
Household Durables	2.8
Real Estate Management & Development	2.6
Capital Markets	2.5
Wireless Telecommunication Services	2.4
Tobacco	2.4
Media	2.3
Trading Companies & Distributors	2.2
Auto Components	2.2
Chemicals	1.9
Machinery	1.6
Construction & Engineering	1.4
Diversified Financial Services	1.4
Specialty Retail	1.3
Airlines	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	12.8
Short-Term Investments	3.7

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $2,303,000.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

(d)	Amount rounds to less than 0.1% of net assets.

(e)	Amount rounds to less than one thousand.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(g)	The rate shown is the current yield as of January 31, 2020.

*	Non-income producing security.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	108	03/2020	EUR	4,343	(149)
FTSE 100 Index	35	03/2020	GBP	3,325	(148)
TOPIX Index	21	03/2020	JPY	3,193	(146)

					(443)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$29,322		$–	$29,322
Austria	872	3,328		–	4,200
Belgium	465	4,100		–	4,565
China	–	1,510		–	1,510
Denmark	3,511	491		–	4,002
Finland	1,799	3,405		–	5,204
France	2,122	26,173		–	28,295
Germany	1,872	27,474		–	29,346
Hong Kong	–	6,656		–	6,656
India	–	390		–	390
Ireland	760	589		–	1,349
Israel	–	1,569		–	1,569
Italy	1,957	9,255		–	11,212
Japan	–	84,629		–	84,629
Luxembourg	–	1,630		–	1,630
Netherlands	785	21,034		–	21,819
New Zealand	–	439		–	439
Norway	3,895	5,172		–	9,067
Russia	–	611		–	611
Singapore	–	5,023		–	5,023
South Africa	–	2,471		–	2,471
Spain	–	9,630		–	9,630
Sweden	777	9,281		–	10,058
Switzerland	–	26,128		–	26,128
United Kingdom	14,829	41,560		–	56,389
United States	–	930		–	930
Other Common Stocks	888	–		–	888

Total Common Stocks	34,532	322,800		–	357,332

Rights	–	–	(a)	–	–(a	)
Short-Term Investments
Investment Companies	11,417	–		–	11,417
Investment of cash collateral from securities loaned	2,445	–		–	2,445

Total Short-Term Investments	13,862	–		–	13,862

Total Investments in Securities	$48,394	$322,800		$–	$371,194

Depreciation in Other Financial Instruments
Futures Contracts	$–	$(443)		$–	$(443)

(a)	Amount rounds to less than one thousand.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$3,487	$32,898	$24,969	$—	(c)	$1		$11,417	11,412	$39	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	2,000	11,000	12,000	—		—	(c)	1,000	1,000	12	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	2,026	11,318	11,899	—		—		1,445	1,445	8	—

Total	$7,513	$55,216	$48,868	$—	(c)	$1		$13,862		$59	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2020.

(c)	Amount rounds to less than one thousand.